Bank Borrowings (Details) - Mar. 31, 2026	HKD ($)	USD ($)
Bank Borrowings [Line Items]
Deposit	$ 10,641,830	$ 1,357,376
Bank Deposit	6,500,000	829,082
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Time deposit	6,000,000	765,306
Bank Deposit	$ 6,500,000	$ 829,082